INDEPENDENT BANK CORPORATION (PARENT COMPANY ONLY) FINANCIAL INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ASSETS [Abstract]
Cash and due from banks	$ 23,350	$ 36,994
Interest bearing deposits - time	595	2,739
Accrued income and other assets	34,870	29,551
Total Assets	3,353,281	2,789,355
LIABILITIES AND SHAREHOLDERS' EQUITY [Abstract]
Subordinated debentures	39,388	35,569
Accrued expenses and other liabilities	35,771	33,719
Shareholders' equity	338,994	264,933	$ 248,980	$ 252,339
Total Liabilities and Shareholders' Equity	3,353,281	2,789,355
OPERATING INCOME [Abstract]
Interest income	130,773	98,309	86,523
OPERATING EXPENSES [Abstract]
Interest expense	17,491	9,123	6,882
Income Before Income Tax and Equity in Undistributed Net Income of Subsidiaries	49,133	38,438	32,901
Income tax expense (benefit)	9,294	17,963	10,135
Net Income	39,839	20,475	22,766
CONDENSED STATEMENTS OF CASH FLOWS [Abstract]
Net income	39,839	20,475	22,766
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH FROM OPERATING ACTIVITIES
Deferred income tax expense (benefit)	9,294	16,009	9,718
Share based compensation	1,731	1,748	1,620
(Increase) decrease in accrued income and other assets	(4,890)	(3,708)	(7,182)
Increase in accrued expenses and other liabilities	240	5,442	559
Total Adjustments	5,082	18,132	938
Net Cash From Operating Activities	44,921	38,607	23,704
CASH FLOW FROM (USED IN) INVESTING ACTIVITIES [Abstract]
Maturity of interest bearing deposits - time	3,728	2,850	6,253
Acquisition of business, less cash received	23,516	0	0
Net Cash Used in Investing Activities	(183,367)	(277,578)	(138,855)
CASH FLOW USED IN FINANCING ACTIVITIES [Abstract]
Dividends paid	(14,055)	(8,960)	(7,274)
Proceeds from issuance of common stock	267	72	82
Share based compensation withholding obligation	(1,467)	(579)	(627)
Repurchase of common stock	(12,681)	0	(16,854)
Net Cash From Financing Activities	153,952	210,515	112,562
Net Increase (Decrease) in Cash and Cash Equivalents	15,506	(28,456)	(2,589)
Cash and Cash Equivalents at Beginning of Year	54,738	83,194	85,783
Cash and Cash Equivalents at End of Year	70,244	54,738	83,194
Parent Company [Member]
ASSETS [Abstract]
Cash and due from banks	7,624	16,454
Interest bearing deposits - time	25,000	5,000
Investment in subsidiaries	343,872	271,315
Accrued income and other assets	2,857	8,375
Total Assets	379,353	301,144
LIABILITIES AND SHAREHOLDERS' EQUITY [Abstract]
Subordinated debentures	39,388	35,569
Accrued expenses and other liabilities	530	500
Shareholders' equity	339,435	265,075
Total Liabilities and Shareholders' Equity	379,353	301,144
OPERATING INCOME [Abstract]
Dividends from subsidiary	33,500	16,000	5,000
Interest income	160	29	27
Other income	56	41	153
Total Operating Income	33,716	16,070	5,180
OPERATING EXPENSES [Abstract]
Interest expense	1,924	1,347	1,167
Administrative and other expenses	748	714	554
Total Operating Expenses	2,672	2,061	1,721
Income Before Income Tax and Equity in Undistributed Net Income of Subsidiaries	31,044	14,009	3,459
Income tax expense (benefit)	(515)	1,587	(615)
Income Before Equity in Undistributed Net Income of Subsidiaries	31,559	12,422	4,074
Equity in undistributed net income of subsidiaries	8,280	8,053	18,692
Net Income	39,839	20,475	22,766
CONDENSED STATEMENTS OF CASH FLOWS [Abstract]
Net income	39,839	20,475	22,766
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH FROM OPERATING ACTIVITIES
Deferred income tax expense (benefit)	6,620	2,146	(615)
Share based compensation	53	45	29
Accretion of discount on subordinated debentures	51	0	0
(Increase) decrease in accrued income and other assets	(1,307)	(32)	246
Increase in accrued expenses and other liabilities	21	121	1
Equity in undistributed net income of subsidiaries	(8,280)	(8,053)	(18,692)
Total Adjustments	(2,842)	(5,773)	(19,031)
Net Cash From Operating Activities	36,997	14,702	3,735
CASH FLOW FROM (USED IN) INVESTING ACTIVITIES [Abstract]
Purchases of interest bearing deposits - time	(30,000)	(10,000)	(7,500)
Maturity of interest bearing deposits - time	10,000	10,000	7,500
Acquisition of business, less cash received	431	0	0
Return of capital from subsidiary	0	0	18,000
Net Cash Used in Investing Activities	(19,569)	0	18,000
CASH FLOW USED IN FINANCING ACTIVITIES [Abstract]
Dividends paid	(14,055)	(8,960)	(7,274)
Proceeds from issuance of common stock	1,945	1,776	1,735
Share based compensation withholding obligation	(1,467)	(579)	(627)
Repurchase of common stock	(12,681)	0	(16,854)
Net Cash From Financing Activities	(26,258)	(7,763)	(23,020)
Net Increase (Decrease) in Cash and Cash Equivalents	(8,830)	6,939	(1,285)
Cash and Cash Equivalents at Beginning of Year	16,454	9,515	10,800
Cash and Cash Equivalents at End of Year	$ 7,624	$ 16,454	$ 9,515